STATEMENTS OF CONSOLIDATED AND COMBINED OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Oil & natural gas sales	$ 894,967	$ 571,948	$ 393,631
Other revenues	4,378	3,075	3,237
Total revenues	899,345	575,023	396,868
Costs and expenses:
Lease operating	161,303	113,640	103,754
Pipeline operating	2,068	1,835	2,114
Exploration	16,603	2,356	9,800
Production and ad valorem taxes	45,751	27,146	23,624
Depreciation, depletion, and amortization	314,193	184,717	138,672
Impairment of proved oil and natural gas properties	432,116	6,600	28,871
Incentive unit compensation expense	943,949	43,279	9,510
General and administrative	87,673	82,079	59,677
Accretion of asset retirement obligations	6,306	5,581	5,009
(Gain) loss on commodity derivative instruments	(749,988)	(29,294)	(34,905)
(Gain) loss on sale of properties	3,057	(85,621)	(9,761)
Other, net	(12)	649	502
Total costs and expenses	1,263,019	352,967	336,867
Operating income (loss)	(363,674)	222,056	60,001
Other income (expense):
Interest expense, net	(133,833)	(69,250)	(33,238)
Loss on extinguishment of debt	(37,248)	0	0
Amortization of investment premium	0	0	(194)
Other, net	(337)	145	535
Total other income (expense)	(171,418)	(69,105)	(32,897)
Income (loss) before income taxes	(535,092)	152,951	27,104
Income tax benefit (expense)	(100,971)	(1,619)	(107)
Net income (loss)	(636,063)	151,332	26,997
Net income (loss) attributable to noncontrolling interest	126,788	49,830	(2,701)
Net income (loss) attributable to Memorial Resource Development Corp.	(762,851)	101,502	29,698
Net (income) loss allocated to members	(20,305)	(90,712)	7,620
Net (income) loss allocated to previous owners	(1,425)	(10,790)	(37,318)
Net income (loss) available to common stockholders	$ (784,581)	$ 0	$ 0
Earnings per common share: (Note 10)
Basic	$ (4.08)	$ 0	$ 0
Diluted	$ (4.08)	$ 0	$ 0
Weighted average common and common equivalent shares outstanding:
Basic	192,498	0	0
Diluted	192,498	0	0